Vessels, Port Terminal and Other Fixed Assets, Net (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended
	Jan. 12, 2016	Jan. 27, 2014	Mar. 31, 2016	Jun. 04, 2014	Nov. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 26, 2014
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel						$ 60,115	$ 0	$ 123,541
Payments For Construction In Process						86,911	26,713	45,337
Transfers / Restructure of capital lease						0	(210)	0
Proceeds From Minority Shareholders						$ 0	0	$ 3,484
N Amalthia
Property Plant And Equipment [Line Items]
Date of delivery						Oct. 25, 2013
N Bonanza
Property Plant And Equipment [Line Items]
Year Built						2006
Date of delivery						Jan. 27, 2014
Vessel capacity in DWT						76,596 dwt
Cash consideration for purchase of vessel		$ 2,900
Total purchase price		17,634
Amount of loan used to finance purchase of vessel		11,250
Proceeds From Minority Shareholders		$ 3,484
Navios Gem
Property Plant And Equipment [Line Items]
Year Built						2014
Date of delivery						Jun. 04, 2014
Vessel capacity in DWT						181,336 dwt
Cash consideration for purchase of vessel				$ 24,368
Total purchase price				54,368
Amount of loan used to finance purchase of vessel				$ 30,000
Navios Ray
Property Plant And Equipment [Line Items]
Year Built						2012
Date of delivery						Nov. 24, 2014
Vessel capacity in DWT						179,515 dwt
Cash consideration for purchase of vessel					$ 20,539
Total purchase price					51,539
Amount of loan used to finance purchase of vessel					$ 31,000
Vessels, Port Terminals and Other Fixed Assets
Property Plant And Equipment [Line Items]
Capitalized interest costs						$ 8,796	2,954
Navios Sphera
Property Plant And Equipment [Line Items]
Year Built						2016
Date of delivery						Jan. 12, 2016
Vessel capacity in DWT						84,872 dwt
Total purchase price									$ 31,800
Vessel acquisition cost	$ 34,352
Navios Mars
Property Plant And Equipment [Line Items]
Year Built						2016
Date of delivery						Jan. 12, 2016
Vessel capacity in DWT						181,259 dwt
Total purchase price									$ 52,000
Vessel acquisition cost	55,458
Navios Sphera and Navios Mars
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel	49,910
Amount of loan used to finance purchase of vessel	$ 39,900
Payments For Construction In Process							$ 29,695
Transfers / Restructure of capital lease			$ 29,695